UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Sagard Capital Partners Management Corp.

Address:   325 Greenwich Avenue
           Greenwich, CT 06830


Form 13F File Number: 028-14141


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Greg Martinsen
Title:  Chief Financial Officer
Phone:  203-629-6750

Signature,  Place,  and  Date  of  Signing:

/s/ Greg Martinsen                 Greenwich, CT                      8/14/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    3

Form 13F Information Table Entry Total:              12

Form 13F Information Table Value Total:  $      208,608
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     028-14142             Sagard Capital Partners GP, Inc.
----  --------------------  ----------------------------------------------------
2     028-14143             Sagard Capital Partners, L.P.
----  --------------------  ----------------------------------------------------
3     028-14193             Power Corporation of Canada
----  --------------------  ----------------------------------------------------



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
                                                  FORM 13F INFORMATION TABLE

        COLUMN 1             COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------- -------------- --------- -------- ------------------ ---------- -------- -------------------
                                                    VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE  SHARED   NONE
------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- ---- --------- ----
ALTRA HOLDINGS INC        COM            02208R106   15,310   972,692 SH  X    DEFINED    1,2,3       0   972,692    0
BIG 5 SPORTING GOODS CORP COM            08915P101   14,682 1,942,024 SH  X    DEFINED    1,2,3       0 1,942,024    0
CAPELLA EDUCATION COMPANY COM            139594105    5,066   145,739 SH  X    DEFINED    1,2,3       0   145,739    0
DUFF & PHELPS CORP NEW    CL A           26433B107    8,110   559,344 SH  X    DEFINED    1,2,3       0   559,344    0
GIBRALTAR                 COM            374689107   15,543 1,497,432 SH  X    DEFINED    1,2,3       0 1,497,432    0
GP STRATEGIES CORP        COM            36225V104   64,744 3,505,370 SH  X    DEFINED    1,2,3       0 3,505,370    0
HUDSON GLOBAL INC         COM            443787106   15,372 3,686,448 SH  X    DEFINED    1,2,3       0 3,686,448    0
ICF INTERNATIONAL INC     COM            44925C103    4,985   209,117 SH  X    DEFINED    1,2,3       0   209,117    0
INNERWORKINGS INC         COM            45773Y105   44,586 3,295,346 SH  X    DEFINED    1,2,3       0 3,295,346    0
INTEGRAMED AMER INC       COM            45810N302    6,165   445,100 SH  X    DEFINED    1,2,3       0   445,100    0
KMG CHEMICALS INC         COM            482564101    7,499   388,963 SH  X    DEFINED    1,2,3       0   388,963    0
MTS SYS CORP              COM            553777103    6,546   169,799 SH  X    DEFINED    1,2,3       0   169,799    0


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